DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Useful Lives of Property and Equipment (Details)	Dec. 31, 2025
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives (in years)	10 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives (in years)	40 years
Equipment and other (including finance leases) | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives (in years)	3 years
Equipment and other (including finance leases) | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives (in years)	20 years